Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Line Items]
Right of use assets	$ 160,708	$ 312,268
Operating lease expenses	$ 165,868	$ 165,868	$ 185,612
Hong Kong Dollar [Member]
Leases [Line Items]
Prime Rate	5.88%	5.88%